Tax matters (Tables)	12 Months Ended
Dec. 31, 2021
Tax matters
Schedule of income taxes

	2021	2020	2019
	US$'000	US$'000	US$'000
Consolidated income statement
Current income tax
Current income tax charge	5,284	4,307	2,133
Adjustments in current income tax in respect of prior years	—	901	4,753
Adjustments in current income tax due to discounted operations	—	—	—
Total	5,284	5,208	6,886

Deferred tax
Origination and reversal of temporary differences	(9,954)	(20,961)	(48,618)
Impact of tax rate changes	-	—	(46)
Impairment of deferred tax assets	-	37,660	—
Adjustments in deferred tax in respect of prior years	108	33	237
Total	(9,846)	16,732	(48,427)
Income tax expense (benefit)	(4,562)	21,939	(41,541)

Schedule of statutory income tax rate

	2021	2020	2019
	US$'000	US$'000	US$'000
Accounting profit/(loss) before income tax	(119,936)	(222,420)	(411,818)
Adjustment for discontinued operations	—	(5,399)	(28,135)
Accounting profit/(loss) before income tax	(119,936)	(227,819)	(439,954)
At weighted effective tax rate of 18% (2020: 24% and 2019: 24%)	(22,650)	(54,294)	(105,369)
Non-taxable income/(expenses)	—	—	(17,020)
Non-deductible income/ (expenses)	(11,399)	6,779	49,390
Movements in unprovided deferred tax	—	—	4,604
Differing territorial tax rates	2,603	3,064	(3,987)
Adjustments in respect of prior periods	—	(50)	2,160
Other items	27,885	70,123	20,407
Elimination of effect of interest in joint ventures	(782)	899	917
Other permanent differences	(673)	(389)	9,234
Incentives and deductions	88	(2,456)	(1,302)
US State taxes	367	(1,737)	(824)
Taxable capital gains	—	—	249
Adjustments in current income tax due to discontinued operations	—	—	—
Income tax expense (benefit)	(4,562)	21,939	(41,541)

Schedule of changes in deferred tax assets and liabilities

For the year ended December 31, 2021:

	Opening	Prior Year	Recognised in	Impairment of	Reclassifications	Exchange	Closing
	Balance	Charge	P&L	Deferred Tax Assets		Differences	Balance
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Intangible assets	(458)	21	(34)	—	—	20	(451)
Biological assets	(1)	—	1	—	—	—	—
Provisions	14,235	(7)	8,503	—	(986)	(73)	21,673
Property, plant & equipment	(48,263)	(585)	(7,481)	—	3,238	860	(52,231)
Inventories	64	—	(64)	—	—		—
Tax losses	9,525	—	1,491	—	(3,959)	(704)	6,353
Incentives & credits	1,426	—	7,906	—	—	1	9,333
Partnership interest	(8,983)	—	469	—	—	—	(8,514)
Other	4,674	—	(266)	—	1,256	39	5,703
Total	(27,781)	(571)	10,525	—	(451)	143	(18,135)

For the year ended December 31, 2020:

	Opening	Prior Year	Recognised in	Impairment of	Reclassifications	Exchange	Closing
	Balance	Charge	P&L	Deferred Tax Assets		Differences	Balance
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Intangible assets	(414)	—	(44)	—	—	—	(458)
Biological assets	(1)	—	—	—	—	—	(1)
Provisions	15,928	—	2,757	(3,357)	(1,655)	562	14,235
Property, plant & equipment	(64,697)	—	16,094	(219)	434	125	(48,263)
Inventories	(2,542)	—	639	—	1,993	(26)	64
Tax losses	41,728	—	(1,073)	(33,162)	(154)	2,187	9,525
Incentives & credits	2,139	—	—	(921)	169	40	1,426
Partnership interest	(9,890)	—	1,647	—	(740)	—	(8,983)
Other	3,243	—	909	—	533	(10)	4,674
Total	(14,506)	—	20,928	(37,660)	580	2,878	(27,781)

Presented in the statement of financial position as follows:

	2021	2020
	US$'000	US$'000
Deferred tax assets	45,246	31,528
Deferred tax liabilities	(63,381)	(59,309)
Offset between deferred tax assets and deferred tax liabilities	38,236	31,528
Total deferred tax assets due to temporary differences recognized in the statement of financial position	7,010	—
Total deferred tax liabilities due to temporary differences recognized in the statement of financial position	(25,145)	(27,781)

Schedule of unrecognised deductible temporary differences, unused tax losses and unused tax credits

	2021	2020
	US$'000	US$'000
Unused tax losses	624,635	513,189
Unused tax credits	8,487	8,685
Unrecognised deductible temporary differences	135,174	106,952
Total	768,296	628,826